Fair Value Measurement (Details) - Schedule of changes in the fair value of the contingent consideration - Blade Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement (Details) - Schedule of changes in the fair value of the contingent consideration [Line Items]
Beginning balance	$ 6,432	$ 5,394
Change in fair value	579	1,038
Ending balance	$ 7,011	$ 6,432